Other net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income [abstract]
Net monetary loss reflecting IAS 29 hyperinflation impact	€ (84)	€ (159)	€ (244)
Income related to a prior insolvency of a financial institution in the Netherlands	16	53
Sale of the remaining NNHB mortgages		21
Other	70	82	97
Other net income	€ 3	€ (3)	€ (147)